LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Investment Holdings [Line Items]
Long-term Investments	¥ 356,578	$ 55,046	¥ 229,005
Other Security Investments [Member] | Equity Method Investments [Member]
Investment Holdings [Line Items]
Long-term Investments	10,762		0
Loan Receivables From Franchisees [Member]
Investment Holdings [Line Items]
Long-term Investments	12,336		5,140
Ubox International Holdings Co Limited [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term Investments	48,220		40,517
Sheen Star Group Limited [Member] | Equity Method Investments [Member]
Investment Holdings [Line Items]
Long-term Investments	20,862		20,990
Yibang Changchunteng Hotel Co Limited [Member] | Equity Method Investments [Member]
Investment Holdings [Line Items]
Long-term Investments	770		2,482
China Quanjude Group Co Ltd [Member] | Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Long-term Investments	166,546		137,943
Shanghai Campsort Travel Development Co Ltd [Member] | Equity Method Investments [Member]
Investment Holdings [Line Items]
Long-term Investments	0		11,644
Beijing Gooagoo Technology Service Co Ltd [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term Investments	59,939		10,289
Founder Services [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term Investments	20,000		0
Qingpu [Member] | Cost-method Investments [Member]
Investment Holdings [Line Items]
Long-term Investments	¥ 17,143		¥ 0